Business Segment and Geographical Information - Distribution of Interest Income by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Interest income	$ 2,724	$ 6,859	$ 4,759
Ireland
Segment Reporting Information [Line Items]
Interest income	1,620	3,674	2,620
Rest of Europe
Segment Reporting Information [Line Items]
Interest income	570	2,242	1,750
U.S.
Segment Reporting Information [Line Items]
Interest income	22	111	17
Other
Segment Reporting Information [Line Items]
Interest income	$ 512	$ 832	$ 372